Schedule of Investments
March 31, 2022 (unaudited)
AmericaFirst Income Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 57.28%

Accident & Health Insurance - 1.37%
Principal Financial Group, Inc.	2,131	156,437

Biological Products (No Diagnostic Substances) - 2.53%
Amgen Inc.	604	146,059
Gilead Sciences, Inc.	2,395	142,383

		288,442

Cigarettes - 1.26%
Altria Group, Inc.	2,732	142,747

Cogeneration Services & Small Power Procedures - 1.57%
The AES Corporation (2)	6,939	178,463

Computer & Office Equipment - 2.69%
Hewlett Packard Enterprise Co.	9,285	155,152
HP Inc.	4,147	150,536

		305,688

Crude Petroleum & Natural Gas - 2.59%
Devon Energy Corporation	2,417	142,917
Pioneer Natural Resources Company	604	151,018

		293,935

Electric & Other Services Combined - 4.11%
Consolidated Edison, Inc.	1,575	149,121
Exelon Corporation (2)	3,394	161,656
Public Service Enterprise Group, Inc.	2,232	156,240

		467,017

Electric Services - 5.38%
American Electric Power Company, Inc.	1,535	153,147
DTE Energy Co.	1,152	152,306
Edison International	2,241	157,094
FirstEnergy Corp.	3,237	148,449

		610,996

Food & Kindred Products - 2.50%
Campbell Soup Company (2)	3,229	143,917
Conagra Brands, Inc. (2)	4,177	140,222

		284,139
Gas & Other Services Combined - 1.47%
Sempra Energy	992	166,775

Grain Mill Products - 1.29%
General Mills, Inc. (2)	2,159	146,207

Household Appliances - 1.10%
Whirpool Corporation (2)	720	124,402

Industrial Organic Chemicals - 1.25%
LyondellBasell Industries NV Class A	1,383	142,200

Life Insurance - 1.23%
Prudential Financial, Inc.	1,178	139,205

Malt Beverages - 1.22%
Molson Coors Beverage Company Class B	2,369	138,776

National Commercial Banks - 4.76%
Citigroup Inc.	2,478	132,325
KeyCorp	6,142	137,458
Huntington Bancshares Incorporated	8,907	130,220
U.S. Bancorp	2,637	140,157

		540,160

Petroleum Refining - 1.22%
Phillips 66	1,601	138,310

Pharmaceutical Preparations - 4.16%
AbbVie, Inc.	975	158,057
Bristol-Myers Squibb Co.	2,101	153,436
Pfizer, Inc.	3,107	160,849

		472,343

Plastics, Materials, Synth Resins & Nonvulvan Elastomers - 1.41%
Dow, Inc.	2,510	159,937

Retail-Auto & Home Supply Stores - 1.28%
Advance Auto Parts, Inc.	702	145,286

Retail-Eating Places - 1.20%
Darden Restaurants, Inc. (2)	1,025	136,274

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.35%
T. Rowe Price Group Inc.	1,018	153,911

Security Brokers, Dealers & Floatation Companies - 1.26%
Morgan Stanley	1,641	143,423

Semiconductors & Related Devices - 1.34%
Intel Corp.	3,061	151,703

Services-Advertising Agencies - 1.22%
The Interpublic Group of Cos., Inc.	3,910	138,610

State Commercial Banks - 1.17%
Citizens Financial Group, Inc.	2,921	132,409

Telephone Communications (No Radio Telephone) - 2.48%
AT&T Inc. (2)	6,135	144,970
Verizon Communications Inc. (2)	2,692	137,131

		282,101

Wholesale-Drugs Proprietaries & Durggists' Sundries - 1.35%
Cardinal Health, Inc.	2,713	153,827

Wholesale-Hardware & Plumbing & Heating Equipment & Supplies - 1.52%
Watsco Inc. Class B (2)	556	172,694

Total Common Stock	(Cost $ 6,180,959)	6,506,416

Real Estate Invesstment Trusts - 8.16%

Extra Space Storage Inc.	756	155,434
Iron Mountain Incorporated	2,921	161,853
Lamar Advertising Company Class A	1,336	155,216
Life Storage, Inc.	1,126	158,124
Regency Centers Corporation	2,203	157,162
Simon Property Group, Inc.	1,056	138,927

Total Real Estate Investment Trusts	(Cost $ 874,402)	926,716

Exchange Traded Funds - 25.98%

iShares TIPS Bond ETF (4)	8,071	1,005,404
iShares 20+ Year Treasury Bond ETF (4)	7,308	965,241
iShares 7-10 Year Treasury Bond ETF (4)	9,120	980,126

Total Exchange Traded Funds	(Cost $ 3,108,525)	2,950,771

Money Market Registered Investment Companies - 7.71%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 0.02% (3)	876,290	876,290

Total Money Market Registered Investment Companies	(Cost $ 876,290)	876,290

Total Investments - 99.13%	(Cost $ 11,040,176)	11,260,194

Other Assets Less Liabilities - .87%		98,575

Total Net Assets - 100.00%		11,358,768

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$11,260,194	$-
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$11,260,194	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2022.
(4) Exchange-traded fund.